Prepayments and other current assets	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Prepayments and other current assets

4. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Input value added tax ("VAT")	927,645	1,386,004
Prepaid expenses	109,702	80,388
Accrued interest income	185,555	150,157
Deposits	28,098	55,277
Others	256,996	292,680
Total	1,507,996	1,964,506